Expense Example - 13D Activist Fund	Apr. 14, 2026 USD ($)
13D Activist Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 744
Expense Example, with Redemption, 3 Years	1,097
Expense Example, with Redemption, 5 Years	1,474
Expense Example, with Redemption, 10 Years	2,529
13D Activist Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,846
13D Activist Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	$ 1,802